Advances to and Investments in Unconsolidated Affiliates Investment in Affiliates (Carrying Values) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Advances to and investments in unconsolidated affiliates	$ 3,040	$ 3,462	$ 3,659
RIGS Haynesville Partnership Co. [Member]
Advances to and investments in unconsolidated affiliates	382	402
Other Affiliates [Member]
Advances to and investments in unconsolidated affiliates	428	466
Citrus [Member]
Advances to and investments in unconsolidated affiliates	1,729	1,739
AmeriGas [Member]
Advances to and investments in unconsolidated affiliates	82	80
FEP [Member]
Advances to and investments in unconsolidated affiliates	101	115
MEP [Member]
Advances to and investments in unconsolidated affiliates	$ 318	$ 660